8. Income Tax (Tables)	12 Months Ended
Jun. 30, 2019
Income Tax
Components of tax expense
	2019 $	2018 $	2017 $
a. The components of tax expense comprise
Current tax	-	(135)	(3,252)
Deferred tax	-	-	-
	-	(135)	(3,252)

Income tax reconciliation
b. The prima facie tax on the profit/(loss) from ordinary activities before income tax is reconciled to the income tax as follows:
Accounting profit/(loss) before tax	11,907	(201,979)	(4,509,178)
Prima facie tax (benefit on profit/(loss) from ordinary activities before income tax at 27.5%	3,275	(55,544	(1,352,753)
Adjusted for:
Tax effect of:
● losses not brought to account	-	55,409	1,349,501
● utilisation of available tax losses	(3,275)	-	-
	-	(135)	(3,252)
Add:
Over provision for income tax in prior year		-	-
Income tax attributable to entity	-	(135)	(3,252)

The applicable weighted average effective current tax rate is as follows:	0%	0%	0%